33. Financial instruments and risk management	12 Months Ended
Dec. 31, 2019
Financial instruments and risk management [absract]
Financial instruments and risk management

33.Financial instruments and risk management

Operational activities expose the Company and its subsidiaries to market risk (fuel prices, foreign currency and interest rate), credit risk and liquidity risk. These risks can be mitigated by using swaps, futures and options contracts based on oil, U.S. dollar and interest markets.

Financial instruments are managed by the Financial Policy Committee (“CPF”) in line with the Risk Management Policy approved by the Risk Policy Committee (“CPR”) and submitted to the Board of Directors. The CPR establishes guidelines, limits and monitors the controls, including mathematical models adopted to continuously monitor the exposures and possible financial impacts, in addition to preventing the exploitation of operations of a speculative nature with financial instruments.

The Company does not hedge the entire risk exposure; therefore, the Company is subject to market variations for a significant part of its exposed assets and liabilities. The decisions on the part to be hedged consider the financial risks and costs of the hedging and are set and reviewed at least quarterly, in line with the CPR strategies. The results obtained from the operations and the application of controls to manage risks are part of the monitoring carried out by the Committee and have been satisfactory to the proposed goals.

33.1. Accounting classifications of financial instruments

The accounting classifications of the Company’s consolidated financial instruments on December 31, 2019 and 2018 are as follows:

	Measured at fair value through profit or loss		Amortized cost (c)
	2019	2018	2019	2018
Assets
Cash and cash equivalents	5,505	307,538	1,639,920	518,649
Short-term investments	953,762	478,364	-	-
Restricted cash	444,306	822,132	-	-
Derivative assets	147,469	-	-	-
Trade receivables	-	-	1,229,530	853,328
Deposits (a)	-	-	1,126,609	885,804
Other assets	-	-	140,006	478,628

Liabilities
Loans and financing (b)	626,557	-	7,783,284	6,443,807
Suppliers	-	-	1,296,417	1,523,952
Suppliers - forfeiting	-	-	554,467	365,696
Derivatives	20,350	409,662	-	-
Leases	-	-	6,052,780	912,145
Other liabilities	-	-	164,709	147,239

(a)     Excludes judicial deposits, as described in Note 14.

(b)     The amount on December 31, 2019, classified as measured at fair value through profit or loss, is related to the derivative contracted through Exchange Senior Notes. For further information, see Note 18.1.1.

(c)     Items classified as amortized cost refer to credits, indebtedness with private institutions which, in any early settlement, there are no substantial alterations in relation to the values recorded, except the amounts related to Perpetual Notes and Senior Notes, as disclosed in Note 18. The fair values approximate the book values, according to the short-term maturity period of these assets and liabilities.

During the year ended December 31, 2019, there was no change on the classification between categories of the financial instruments.

33.2. Derivative and non-derivative financial instruments

The Company’s derivative financial instruments were recorded in the following Statements of financial position items:

	Derivatives					Non-derivative
	Fuel	Interest rate risk	Foreign currency risk	Capped call	ESN (**)	Revenue hedge	Total
Fair value variations:
Derivative rights (obligations) on December 31, 2017	40,647	(34,457)	-	-	-	-	6,190
Net gains (losses) recognized in profit or loss (a)	(25,280)	(4,488)	9,272	-	-	-	(20,496)
Net (losses) recognized in OCI	(349,252)	(37,719)	-	-	-	-	(386,971)
Settlements payments (received) during the year	(29,383)	30,270	(9,272)	-	-	-	(8,385)
Derivative assets (liabilities) at 2018	(363,268)	(46,394)	-	-	-	-	(409,662)
Fair value variations:
Derivative rights (obligations) on December 31, 2018	(363,268)	(46,394)	-	-	-	-	(409,662)
Gains (losses) recognized in profit or loss	-	-	1,207	(23,229)	16,148	-	(5,874)
Gains (losses) recognized as exchange variation	-	-	-	13,946	(43,575)	-	(29,629)
Gains (losses) recognized in other comprehensive income (loss)	299,910	(205,383)	-	-	-	-	94,527
Settlements (payments received) During the year	43,008	251,777	2,293	153,252	(599,130)	-	(148,800)
Derivative assets (liabilities) at 2019	(20,350)	-	3,500	143,969	(626,557)	-	(499,438)

Changes in other Comprehensive income (loss)
Balances on December 31, 2017	35,505	(114,821)	-	-	-	-	(79,316)
Fair Value adjustments during the year	(275,583)	(37,719)	-	-	-	-	(313,302)
Time value of options	(73,669)	-	-	-	-	-	(73,669)
Net reversal to profit or loss	(64,955)	31,220	-	-	-	-	(33,735)
Balances on December 31, 2018	(378,702)	(121,320)	-	-	-	-	(500,022)
Fair Value adjustments during the year	299,910	(205,383)	-	-	-	-	94,527
Adjustments of hedge accounting of revenue	-	-	-	-	-	(188,267)	(188,267)
Net reversal to profit or loss	25,549	15,339	-	-	-	22,831	63,719
Balances in 2019	(53,243)	(311,364)	-	-	-	(165,436)	(530,043)

Effect on profit or loss	(25,549)	(15,339)	1,207	(9,282)	(27,427)	165,436	89,045

Classification of effects on income				2019
Net revenue				(18,806)
Aircraft fuel - operating costs				(28,892)
Leases - interest expenses				(8,662)
Unrealized losses with conversion right -ESN - interest expenses				16,148
Derivative losses - capped call - interest expenses				(23,229)
Derivative gains and losses - interest expenses				(300,414)
Foreign exchange rate change, net				452,900
Total				89,045

The Company may adopt hedge accounting for derivatives contracted to hedge the cash flow and that qualify for this classification as per IFRS 9 - “Financial Instruments”. On December 31, 2019, the Company adopts as a cash flow hedge to protect the interest rates (predominantly Libor), and to protect the aviation fuel.

Cash flow hedges are scheduled for realization and, therefore, reclassification to expense according to the following periods:

	2020	2021	2022	2023	2024 onwards
Interest derivatives	(9,924)	(19,417)	(25,304)	(25,591)	(214,437)
Revenue derivatives	(38,504)	(37,091)	(35,888)	(35,442)	(18,511)
Fuel derivatives	(35,513)	(17,730)	-	-	-
Expected realization (*)	(83,941)	(74,238)	(61,192)	(61,033)	(232,948)

(*) Negative values represent losses.

33.3. Market risks

33.3.1.      Fuel

The aircraft fuel prices fluctuate due to the volatility of the price of crude oil by the product price fluctuations. To mitigate the risk of fuel price, as of December 31, 2019, the Company held call options and WTI, Brent and Collar derivatives. During the year ended December 31, 2019, the Company recognized total loss in the consolidated statements of operations totaling R$25,549 related to fuel derivatives (on December 31, 2018, the Company recognized total gains in the consolidated statements of operations totaling R$39,675 related to fuel derivatives designated as hedge accounting).

The Company uses different instruments to hedge its exposure to the fuel price. The choice depends on factors such as liquidity in the market, the market price of the components, levels of volatility, availability and margin deposit. The main instruments are futures, calls, calls spreads, collars, swaps (see note 33.2).

The Company’s strategy for Fuel Risk Management is based on statistical models. Through the developed model, the Company can (i) measure the economic relationship between the hedging instrument and the hedged object, thus able to assess if the relationship between the price of aviation fuel and the price of international fuel behaves as expected; and (ii) adequately define the hedge index, thus able to establish the appropriate volume to be contracted to hedge the number of liters of fuel that will be consumed in a given period.

The Company’s models consider the potential factors of inefficiency that may impact on Risk Management strategies, such as changes in the pricing of aviation fuel by suppliers and the mismatch of the term of the hedging instrument and the hedged object.

The Company has hedged around 68.2% of its fuel consumption for the year 2020 and 16.6% for the year 2021.

The analysis of sensitivity to variation in the price of aviation fuel is presented in Note 34.6.2.

33.3.2.      Interest rate

The Company’s strategy for interest risk management combines fixed and floating interest rates and establishes if it will be necessary to expand or reduce the interest rate exposures. The Company manages its exposure by calculating the Basis Point Value (“BPV”) of each agreement and uses volumes that correspond to the amount of BPVs necessary to achieve the goals proposed in the Risk Management to contract derivatives.

Through statistical models, the Company proves the economic relationship between the hedging instrument and the hedged object, considering potential factors of ineffectiveness, such as the mismatch of the term of the hedging instrument and the hedged object.

The Company is mainly exposed to leases transactions indexed to variations in the Libor rate until the aircraft is received. To mitigate such risks, the Company may use derivative financial instruments of interest rate (Libor) swaps. During the year ended December 31, 2019, the Company recognized a total loss from interest hedge operations in the amount of R$15,339 (loss of R$35,708 in the year ended December 31, 2018).

On December 31, 2019, the Company and its subsidiaries do not have open Libor interest derivative agreements.

The analysis of sensitivity to variation in the price of aviation fuel is presented in Note 33.5.3.

33.3.3.      Foreign currency risk

Foreign currency risk derives from the possibility of unfavorable fluctuation of foreign currencies to which the Company’s liabilities or cash flows are exposed. During the period ended December 31, 2019, the Company recognized a total gain with foreign exchange hedge operations in the amount of R$1,207 (there were no foreign exchange hedge operations in the period ended December 30, 2018).

The Company’s foreign currency exposure is summarized below:

	2019	2018
Assets
Cash, equivalents, short-term investments and restricted cash	1,035,802	963,973
Trade receivables	202,363	148,538
Recoverable taxes	5,312	-
Deposits	1,126,609	885,804
Derivative assets	147,469	-
Other assets	-	352,437
Total assets	2,517,555	2,350,752

Liabilities
Loans and financing	(7,831,116)	(5,576,835)
Leases	-	(640,660)
Foreign currency suppliers	(462,636)	(903,287)
Derivatives	(20,350)	(409,662)
Operating leases	(6,007,973)	(271,485)
Total liabilities	(14,322,075)	(7,801,929)

Exchange Exposure	(11,804,517)	(5,451,177)

Commitments not recorded in the statements of financial position
Future commitments resulting from operating leases (*)	-	(7,135,784)
Future commitments resulting from firm aircraft orders	(29,600,647)	(63,235,639)
Total	(29,600,647)	(70,371,423)

Total foreign currency exposure - R$	(35,356,555)	(75,822,600)
Total foreign currency exposure - US$	(8,771,815)	(19,568,133)
Exchange rate (R$/US$)	4.0307	3.8748

 (*) On January 1, 2019, due to the initial adoption of IFRS 16, the obligations corresponding to the operating leases were recognized in the Company’s statements of financial position, as per Note 4.1.1, as well as the corresponding right of use associated with this obligation.

The Company is mainly exposed to the variation of the U.S. dollar.

33.3.4.      Capped call

The Company, through Gol Equity Finance, in the context of the pricing of the ESN issued on March 26, 2019, April 17, 2019, and July 17, 2019, as detailed in Note 18.1.1, contracted private derivative operations (“capped call”) with part of the Note subscribers with the purpose of minimizing the potential dilution of the Company’s preferred shares and ADSs.

The Company recognized a total expense with capped call operations in the amount of R$23,229 for the year ended December 31, 2019

The analysis of sensitivity to variation in the exchange rate change (US$) is presented in Note 32.5.5.

33.4. Credit risk

The credit risk is inherent in the Company’s operating and financing activities, mainly represented by cash and cash equivalents, short-term investments and trade receivables. Financial assets classified as cash, cash equivalents, and short-term investments are deposited with counterparties rated investment grade or higher by S&P or Moody's (between AAA and AA-), pursuant to risk management policies.

Credit limits are set for all customers based on internal credit rating criteria and carrying amounts represent the maximum credit risk exposure. Customer creditworthiness is assessed based on an internal system of extensive credit rating. Outstanding trade receivables are frequently monitored by the Company.

Derivative financial instruments are contracted in the over-the-counter market (OTC) with counterparties rated investment grade or higher, or in a commodities and futures exchange (B3 or NYMEX), thus substantially mitigating credit risk. The Company's obligation is to evaluate counterparty risk involved in financial instruments and periodically diversify its exposure.

33.5. Liquidity risk

The Company is exposed to liquidity risk in two different ways: (i) market liquidity risk, which varies according to the types of assets and markets in which the assets are traded, and (ii) cash flow liquidity, related to the emergence of difficulties to comply with the operational obligations contracted on the scheduled dates. To meet the liquidity risk management, the Company invests its resources in liquid assets (federal government bonds, CDBs and investment funds with daily liquidity) and the Cash Management Policy establishes that the weighted average term of the indebtedness must be greater than the weighted average term of the investment portfolio.

The maturity schedules of the Company’s financial liabilities on December 31, 2019, and 2018 are as follows:

	Carrying amount	Less than 6 months	6 to 12 months	1 to 5 years	More than 5 years	Total
Loans and financing current / non-current	8,409,841	1,112,414	1,724,940	7,519,263	1,890,448	12,247,065
Leases	6,052,780	1,257,430	1,018,266	5,862,268	967,404	9,105,368
Suppliers	1,296,406	1,286,264	-	10,142	-	1,296,406
Suppliers - forfeiting	554,567	554,467	-	-	-	554,467
Derivatives	20,350	9,080	-	11,270	-	20,350
On December 31, 2019		4,219,655	2,743,206	13,402,943	2,857,852	23,223,656
Loans and financing current / non-current	6.443.807	901,588	438,386	3,692,463	4,394,544	9,426,981
Leases	912,145	227,985	227,879	1,452,842	8,965	1,917,671
Suppliers	1,523,952	1,403,793	22	120,137	-	1,523,952
Suppliers - forfeiting	365,696	365,696	-	-	-	365,696
Derivatives	409,662	95,773	99,671	214,218	-	409,662
On December 31, 2018		2,994,835	765,958	5,479,660	4,403,509	13,643,962

33.6. Sensitivity analysis of financial instruments

The sensitivity analysis of financial instruments was prepared with the purpose of estimating the impact on the fair value of financial instruments operated by the Company, considering three scenarios in the risk variable considered: most likely scenario, in the evaluation of the Company (this being the maintenance of market levels); deterioration of 25% (possible adverse scenario) in the risk variable; deterioration of 50% (remote adverse scenario).

The estimates presented do not necessarily reflect the amounts ascertained in the next financial statements. The use of different methodologies can have a material effect on the estimates presented.

The tables below show the analysis of sensitivity on foreign exchange exposure, open derivatives position and interest rates on December 31, 2019 for market risks considered relevant by the Company’s Management. The values shown as positive are asset exposures (assets greater than liabilities) and negative values are liability exposures (liabilities greater than assets).

33.6.1.      Foreign currency risk

On December 31, 2019, the Company adopted an exchange rate change of R$4.0307/US$1.00, corresponding to the month’s closing rate disclosed by the Central Bank of Brazil as a probable scenario. The table below shows the sensitivity analysis and the effect on profit or loss of exchange rate fluctuations in the exposure on December 31, 2019:

	Exchange rate	Effect on profit or loss	Derivative
Net Liabilities exposed to the risk of appreciation of the U.S. dollar	4.0307	11,804,517	21,500
Dollar Depreciation (-50%)	2.0154	(5,902,259)	(10,750)
Dollar Depreciation (-25%)	3.0230	(2,951,129)	(5,375)
Dollar Appreciation (+25%)	5.0384	2,951,129	5,375
Dollar Appreciation (+50%)	6.0461	5,902,259	10,750

33.6.2.      Fuel risk

On December 31, 2019, the Company, through its subsidiary GLA, has oil derivative contracts for protection equivalent to 68.2% of 12-month consumption, protection equivalent to 41.7% of 24-month consumption. The probable scenarios used by the Company are the market curves at the close of December 31, 2019, for derivatives that hedge the fuel price risk, both for derivatives that protect the fuel price risk and for derivatives that protect the Libor interest rate risk. The table below shows the sensitivity analysis in U.S. dollars of the fluctuations in jet fuel barrel prices:

	Fuel
	US$/bbl (WTI)	US$/bbl (WTI)
Decline in prices/barrel (-50%)	28.42	(942,142)
Decline in prices/barrel (-25%)	42.62	(557,695)
Increase in prices/barrel (+25%)	71.04	345,830
Increase in prices/barrel (+50%)	85.25	826,924

33.6.3.      Interest rate risk

On December 31, 2019, the Company holds financial investments and financial liabilities indexed to several rates and positions in Libor derivatives. In its sensitivity analysis of non- derivative financial instruments, it was considered the impacts on the yearly interest of the exposed values on December 31, 2019 (see Note 18) that were exposed to fluctuations in interest rates, as the scenarios below show. The amounts show the impacts on profit or loss according to the scenarios presented below:

	Short-term investments net of financial indebtedness (a)
Risk	Increase in the CDI rate	Decrease in the Libor rate
Reference rates	4.40%	1.91%
Exposure amount (probable scenario) (b)	(1,183,581)	1,206,135
Remote favorable scenario (-50%)	23,412	(11,733)
Possible favorable scenario (-25%)	11,706	(5,866)
Possible adverse scenario (+25%)	(11,706)	5,866
Remote adverse scenario (+50%)	(23,412)	11,733

(a)  Total invested and raised in the financial market at the CDI rate and Libor interest rate.

(b)  Book balances recorded as of December 31, 2019.

Measurement of the fair value of financial instruments

To meet the disclosure requirements of financial instruments measured at fair value, the Company and its subsidiaries must group these instruments at levels 1 to 3 based on the observable degree of fair value:

•	Level 1:	Fair value measurements are obtained from quoted (unadjusted) prices in identical active or passive markets;
•	Level 2:	Fair value measurements are obtained from other variables other than the quoted prices included within Level 1, which are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and
•	Level 3:	Fair value measurements are obtained from valuation techniques that include variables for the asset or liability, but are not based on observable market data (unobservable data).

The following table shows a summary of the financial instruments measured at fair value of the Company and its subsidiaries, including their related classifications of the valuation method, on December 31, 2019 and December 31, 2018:

		2019		2018
	Fair value level	Book value	Fair value	Book value	Fair value
Cash and cash equivalents	Level 1	5,505	5,505	-	-
Cash and cash equivalents	Level 2	-	-	307,538	307,538
Short-term investments	Level 1	953,762	953,762	21,100	21,100
Short-term investments	Level 2	-	-	457.264	457.264
Restricted cash	Level 2	444,306	444,306	822,132	822,132
Derivative assets	Level 2	147,469	147,469	-	-
Fair value adjustment of derivatives	Level 2	(626,557)	(626,557)	-	-
Derivatives liabilities	Level 2	(20,350)	(20,350)	(409,662)	(409,662)

33.7. Capital management

The Company seeks alternatives to capital in order to meet its operational needs, aiming a capital structure that takes into account suitable parameters for the financial costs, the maturities of funding and its guarantees. The Company monitors its financial leverage ratio, which corresponds to loans and financing, including short and long-term indebtedness. The table below shows the Company’s financial leverage as of December 31, 2019 and 2018:

	2019	2018

Total loans and financing	8,409,841	6,443,807
Total leases to pay	6,052,780	912,145
(-) Cash and cash equivalents	(1,645,425)	(826,187)
(-) Financial investments	(953,762)	(478,364)
(-) Restricted cash	(444,306)	(822,132)
A – Net indebtedness	11,419,128	5,229,269
B – Total Negative shareholders’ equity	(7,105,417)	(4,505,351)
C = (B + A) – Total capital	4,313,711	723,918